Capital Stock	9 Months Ended
Sep. 30, 2012
Capital Stock [Abstract]
Capital Stock

NOTE 7. CAPITAL STOCK

Issuances of Common Stock

The table below presents information related to the Company's Class A Common Stock issued to its independent directors for the payment of director fees and to employees pursuant to the terms of its stock incentive plan grants for the nine and three months ended September 30, 2012 and 2011.

	Nine Months Ended September 30,		Three Months Ended September 30,
Shares Issued Related To:	2012	2011	2012	2011
Directors' compensation	242,567	188,128	-	72,052
Vesting incentive plan shares	-	13,000	-	-
Total shares of Class A Common Stock issued	242,567	201,128	-	72,052

There were no issuances of the Company's Class B Common Stock and Class C Common Stock during the nine and three months ended September 30, 2012 and 2011.